Acquisition	12 Months Ended
Dec. 31, 2024
Significant acquisition and equity transactions
Significant acquisition and equity transactions
3.	Acquisition

Acquisition of Zhengzhou Shan Shan Outlets Plaza Co., Ltd. (“Zhengzhou Shan Shan”) in 2022
In November 2022, to support the Group’s strategic expansion into the outlet business, the Group acquired additional equity interests of 49% in Zhengzhou Shan Shan for cash consideration of RMB553,700. As a result of the transactions, the Group obtained control in the entity and therefore accounted for the transactions as business combination.
The consideration, fair value of assets acquired and liabilities assumed, as well as goodwill resulted from the acquisition are as follows:

RMB
Consideration:
Cash	553,700
Fair value of the Group’s existing equity method investment at the time of acquisition	760,200

Total consideration transferred	1,313,900
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	166,193
Accounts receivables	18,839
Inventories	215
Other receivables and prepayments	2,219
Property and equipment	989,334
Land use rights, net	390,590
Deferred tax assets, net	765

Total assets acquired	1,568,155
Accounts payables	(213,422)
Advances from customers	(3,354)
Accrued expenses and other current liabilities	(38,252)
Deferred tax liabilities	(165,275)
Total liabilities assumed	(420,303)

Net assets acquired	1,147,852

Goodwill	166,048

The fair value of the equity method investment on the acquisition date is calculated by deducting the fair value of additional equity interest acquired from the fair value of 100% equity interest in the outlet at the date of acquisition using income approach, in particular, the discounted cash flow method to analyze the indicative value of all equity interest in the acquired outlet. The fair value of the outlet acquired are estimated based on significant inputs which mainly include the financial results, growth trends and discount rate. The Group’s existing equity method investment was remeasured to fair value at RMB760,200, with the excess over the carrying amount of RMB307,185 recognized as gain on deemed disposal of equity method investment in the consolidated statements of income and comprehensive income.
The results of operation of Zhengzhou Shan Shan have been consolidated by the Group from November 2022, and the results of operations of the outlet are not material to the Group’s consolidated financial statements as a whole.
Pro forma financial information for the business acquisition of Zhengzhou Shan Shan in the fiscal year 2022 is not presented as they are not material to the reported results.